Share Capital - Summary of Outstanding Warrants (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Warrants issued	$ 0	$ 3,618	$ 3,618	$ 3,618
Expired	$ (3,618)
Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	0	16,443,500	16,443,500	16,445,000
Expired (shares)	(16,443,500)